Line of Credit and Notes Payable - Required principal payments (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Total notes payable at carrying value		$ 220,000	$ 407,131
IDoc Virtual Telehealth Solutions, Inc.
Debt Instrument [Line Items]
Year Ending December 31, 2024	$ 2,037,280	1,997,080
Year Ending December 31, 2025	4,567	4,567
Year Ending December 31, 2026	26,534	26,534
Year Ending December 31, 2027	37,720	37,720
Year Ending December 31, 2028	39,008	39,008
Thereafter	1,392,771	1,392,771
Total notes payable at carrying value	$ 3,537,880	$ 3,497,680